NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2023	$—	$(650)	$(650)
Net loss attributable to non-controlling interest	—	(14)	(14)
Non-controlling interest as of September 30, 2023	$—	$(664)	$(664)

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(155)	(32)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	—	(44,824)
Non-controlling interest as of September 30, 2022	$—	$(627)	$(627)